Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks(a) — 74.9%
Aerospace & Defense — 2.0%
HEICO Corp., Class A	3,379	$258,663
L3Harris Technologies, Inc.	1,655	278,586
		537,249
Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	4,328	365,759

Beverages — 1.3%
Brown-Forman Corp., Class B	4,971	344,689

Building Products — 2.7%
Lennox International, Inc.	1,210	324,449
Masco Corp.	6,842	391,089
		715,538
Capital Markets — 10.4%
Cboe Global Markets, Inc.	2,612	229,073
FactSet Research Systems, Inc.	1,281	443,610
MarketAxess Holdings, Inc.	899	464,513
Moody's Corp.	1,401	394,101
MSCI, Inc.	1,238	465,463
S&P Global, Inc.	1,223	428,356
T Rowe Price Group, Inc.	2,552	352,431
		2,777,547
Commercial Services & Supplies — 3.3%
Cintas Corp.	1,314	396,657
Rollins, Inc.	9,125	478,150
		874,807
Consumer Finance — 0.9%
American Express Co.	2,651	247,391

Electronic Equipment Instruments & Components — 2.2%
Amphenol Corp., Class A	3,051	322,674
CDW Corp.	2,327	270,513
		593,187
Entertainment — 1.8%
Activision Blizzard, Inc.	5,838	482,394

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	1,089	354,502

Food Products — 1.2%
Hershey Co. (The)	2,143	311,614

Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.	3,934	339,819
ResMed, Inc.	2,099	425,068
West Pharmaceutical Services, Inc.	2,242	602,807
		1,367,694
Health Care Providers & Services — 2.7%
Humana, Inc.	950	372,828
UnitedHealth Group, Inc.	1,116	337,902
		710,730
Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	1,099	424,884

Household Durables — 1.5%
DR Horton, Inc.	5,946	393,387

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	1,919	286,641

IT Services — 5.1%
Amdocs Ltd.	4,630	287,523
Booz Allen Hamilton Holding Corp.	4,554	372,335
Mastercard, Inc., Class A	1,156	356,661
Visa, Inc., Class A	1,822	346,909
		1,363,428
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	3,802	366,247

Machinery — 6.3%
Cummins, Inc.	1,772	342,457
IDEX Corp.	1,933	318,597
Illinois Tool Works, Inc.	1,807	334,277
Nordson Corp.	1,864	360,926
Xylem, Inc.	4,246	309,873
		1,666,130
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	1,658	327,521

Pharmaceuticals — 5.3%
Eli Lilly and Co.	2,652	398,569
Johnson & Johnson	2,235	325,774
Merck & Co., Inc.	3,516	282,124
Zoetis, Inc.	2,718	412,266
		1,418,733
Semiconductors & Semiconductor Equipment — 4.4%
KLA Corp.	1,926	384,873
Skyworks Solutions, Inc.	3,115	453,482
Texas Instruments, Inc.	2,688	342,854
		1,181,209
Software — 3.1%
Intuit, Inc.	1,291	395,524
Microsoft Corp.	2,139	438,516
		834,040
Specialty Retail — 3.5%
Home Depot, Inc. (The)	1,481	393,191
Ross Stores, Inc.	2,905	260,491
TJX Cos., Inc. (The)	5,241	272,480
		926,162
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	3,298	321,918

Trading Companies & Distributors — 2.9%
Fastenal Co.	8,860	416,775
W.W. Grainger, Inc.	1,021	348,702
		765,477

Total Common Stocks (Cost $16,926,992)		19,958,878
Treasury Bills(b) — 22.9%
U.S. Treasury Bill, 09/03/2020	830,000	829,938
U.S. Treasury Bill, 10/01/2020	4,100,000	4,099,395
U.S. Treasury Bill, 10/15/2020	1,170,000	1,169,781
(Cost $6,098,838)		6,099,114
Money Markets — 3.6%
Blackrock Federal FD 30 Instl, 0.06%(c)	678	678
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.19%(c)	969,341	969,341
(Cost $970,019)		970,019
Total Investments Before Securities Sold Short (Cost $23,995,849)		27,028,011

Securities Sold Short
Common Stocks — (19.2)%
Aerospace & Defense— (0.7)%
Howmet Aerospace, Inc.	(11,917)	(176,133)

Automobiles— (0.9)%
Ford Motor Co.	(35,230)	(232,870)

Diversified Telecommunication— (1.0)%
CenturyLink, Inc.	(27,622)	(266,552)

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2020 (Unaudited) (continued)

	Shares	Value
Electric Utilities— (1.3)%
Avangrid, Inc.	(7,109)	$(353,957)

Energy Equipment & Services— (0.8)%
Halliburton Co.	(15,976)	(228,936)

Food Products— (3.7)%
Conagra Brands, Inc.	(11,830)	(443,033)
Kraft Heinz Co. (The)	(15,575)	(535,469)
		(978,502)
Hotels, Restaurants & Leisure— (0.9)%
Wynn Resorts Ltd.	(3,343)	(242,134)

Insurance— (2.6)%
Loews Corp.	(6,336)	(230,694)
Progressive Corp. (The)	(5,162)	(466,335)
		(697,029)
Metals & Mining— (2.9)%
Arconic Corp.*	(2,882)	(46,948)
Freeport-McMoRan, Inc.	(55,465)	(716,608)
		(763,556)
Oil, Gas & Consumable Fuels— (2.2)%
Noble Energy, Inc.	(18,603)	(185,844)
Williams Cos., Inc. (The)	(20,643)	(394,901)
		(580,745)
Software— (1.1)%
NortonLifeLock, Inc.	(13,427)	(288,009)

Technology Hardware, Storage & Peripherals— (1.1)%
Western Digital Corp.	(7,141)	(307,777)

Total Securities Sold Short [Proceeds $(4,966,142)]		(5,116,200)
Total Investments — 82.2% (Cost $19,029,707)		21,911,811
Other Assets in Excess of Liabilities — 17.8%		4,743,930
Net Assets — 100.0%		$26,655,741

*	Non-income producing securities.
(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at July 31, 2020 was $13,446,326 which includes cash in the amount of $4,771,533.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Reflects the 7-day yield at July 31, 2020.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2020 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$19,958,878	$–	$–	$19,958,878
Treasury Bills	–	6,099,114	–	6,099,114
Money Markets	970,019	–	–	970,019
Total Assets	$20,928,897	$6,099,114	$–	$27,028,011
Liabilities
Common Stocks*	$(5,116,200)	$–	$–	$(5,116,200)
Total Liabilities	$(5,116,200)	$–	$–	$(5,116,200)

* See the Schedule of Investments for breakout by security category.